As filed with the Securities and Exchange Commission on December 11, 2015

Securities Act of 1933 File No. 33-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒

MATTHEWS INTERNATIONAL FUNDS

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA  94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (415) 788-7553

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA  94111

(Name and Address of Agent for Service)

Copies To:

David Monroe, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street

San Francisco, CA 94105

It is proposed that this filing will become effective

☒                           immediately upon filing pursuant to paragraph (b)

☐                             on                          pursuant to paragraph (b)

☐                             60 days after filing pursuant to paragraph (a)(1)

☐                             on                          pursuant to paragraph (a)(1)

☐                             75 days after filing pursuant to paragraph (a)(2)

☐                             on                          pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                             This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 64 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 11th day of December, 2015.

Matthews International Funds

By	/s/ William J. Hackett
William J. Hackett, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 64 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 11th day of
December, 2015, in the capacities indicated.

Signature	Capacity	Date

/s/ William J. Hackett	Trustee and President	December 11, 2015
William J. Hackett

/s/ Shai Malka	Treasurer	December 11, 2015
Shai Malka

Jonathan F. Zeschin*	Trustee	December 11, 2015
Jonathan F. Zeschin

Gale K. Caruso*	Trustee	December 11, 2015
Gale K. Caruso

Christopher F. Lee*	Trustee	December 11, 2015
Christopher F. Lee

Richard K. Lyons*	Trustee	December 11, 2015
Richard K. Lyons

G. Paul Matthews*	Trustee	December 11, 2015
G. Paul Matthews

Rhoda Rossman*	Trustee	December 11, 2015
Rhoda Rossman

Toshi Shibano*	Trustee	December 11, 2015
Toshi Shibano

* By:	/s/ John P. McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

Matthews International Funds

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase